Finance costs and unwinding of obligations	6 Months Ended
Jun. 30, 2024
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs and unwinding of obligations	Finance costs and unwinding of obligations

	Six months	Six months
	ended	ended
	Jun	Jun
	2024	2023
US Dollar million	Unaudited	Unaudited

Finance costs - borrowings	65	58
Finance costs - leases	6	5
Unwinding of obligations	13	12
	84	75

The interest included within finance costs is calculated at effective interest rates.